Share-Based Compensation to Employees (Details) - USD ($) $ in Thousands				12 Months Ended
	Jan. 07, 2025	Sep. 09, 2024	Jun. 26, 2024	Dec. 31, 2023	Dec. 31, 2025
Share-Based Compensation to Employees [Line Items]
Shares granted for employees (in Shares)	27,000		4,638
Aggregate purchase price				$ 80,000
Unrecognized compensation expense
General and administrative expenses [Member]
Share-Based Compensation to Employees [Line Items]
Share-based compensation expenses	$ 3,429		$ 1,745
Class B Ordinary Shares [Member] | Mr. Bing Zhang [Member]
Share-Based Compensation to Employees [Line Items]
issued shares (in Shares)		500,000
Aggregate purchase price		$ 500